GOODWILL	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
GOODWILL

We assessed the realizability of goodwill during the fourth quarter of 2013 and determined that the fair value of each reporting unit exceeded its carrying value.  Therefore, the second step of the impairment test that measures the amount of an impairment loss by comparing the implied fair market value with the carrying amount of goodwill for each reporting unit was not required.  There was no impairment of goodwill during the years ended December 31, 2013, 2012 and 2011.

The changes in the carrying amount of goodwill for the years ended December 31 were as follows:

	2013	2012
Balance at beginning of year	$97,961	$89,961
Goodwill acquired during year (note 5 and 6)	2,061	31,107
Goodwill allocated to discontinued operations (note 7)	—	(25,956)
Foreign currency translation adjustments	2,696	2,849
	$102,718	$97,961

OEM Solutions	87,356	82,885
Enterprise Solutions	15,362	15,076
	$102,718	$97,961